Contingencies and related obligations	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingencies and related obligations	D1 Contingencies and related obligations
Litigation and regulatory proceedings
The Group is involved in various litigation and regulatory proceedings from time to time. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Group believes that the ultimate outcome of any current or pending matters will not have a material adverse effect on the Group’s financial condition, results of operations or cash flows.
Guarantees
The Group has provided guarantees and commitments to third parties entered into in the normal course of business and the
Company has guaranteed public debt securities issued by one of its wholly-owned subsidiaries, Prudential Funding (Asia) PLC. The
Group considers the likelihood of outflows arising under such guarantees and commitments as remote.
Intra-group capital support arrangements
Prudential has provided undertakings to the regulators of its Hong Kong life subsidiary, Prudential Hong Kong Limited, to formalise the circumstances regarding their solvency levels in which intra-group capital support will be provided by Prudential. Other intra-
group transactions are discussed in note D4 below.